Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
Long-Term Debt

Note 6. Long-Term Debt

Senior Notes

In April 2013, Holdings issued $500 million aggregate principal amount of 7 3/8% senior notes due 2021 (the “Notes”).  The net proceeds from the Notes were used to repay a portion of the outstanding borrowings under Holdings’ credit agreement, to repay in full and terminate Holdings’ former second lien term loan, to make a $75 million distribution to Holdings’ Class A limited partners, and for general partnership purposes.  On August 14, 2013, Holdings entered into a supplemental indenture pursuant to which Athlon became an unconditional guarantor of the Notes.

The indenture governing the Notes contains covenants, including, among other things, covenants that restrict Holdings’ ability to:

•                  make distributions, investments, or other restricted payments if Holdings’ fixed charge coverage ratio is less than 2.0 to 1.0;

•                  incur additional indebtedness if Holdings’ fixed charge coverage ratio would be less than 2.0 to 1.0; and

•                  create liens, sell assets, consolidate or merge with any other person, or engage in transactions with affiliates.

These covenants are subject to a number of important qualifications, limitations, and exceptions.  In addition, the indenture contains other customary terms, including certain events of default upon the occurrence of which the senior notes may be declared immediately due and payable.

Under the indenture, starting on April 15, 2016, Holdings will be able to redeem some or all of the Notes at a premium that will decrease over time, plus accrued and unpaid interest to the date of redemption.  Prior to April 15, 2016, Holdings will be able, at its option, to redeem up to 35% of the aggregate principal amount of the Notes at a price of 107.375% of the principal thereof, plus accrued and unpaid interest to the date of redemption, with an amount equal to the net proceeds from certain equity offerings.  In addition, at Holdings’ option, prior to April 15, 2016, Holdings may redeem some or all of the Notes at a redemption price equal to 100% of the principal amount of the Notes, plus an “applicable premium”, plus accrued and unpaid interest to the date of redemption.  If a change of control occurs on or prior to July 15, 2014, Holdings may redeem all, but not less than all, of the notes at 110% of the principal amount thereof plus accrued and unpaid interest to, but not including, the redemption date.  Certain asset dispositions will be triggering events that may require Holdings to repurchase all or any part of a noteholder’s Notes at a purchase price in cash equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to but excluding the date of repurchase.  Interest on the Notes is payable in cash semi-annually in arrears, commencing on October 15, 2013, through maturity.

As a result of the issuance of the Notes, Holdings’ former second lien term loan was paid off and retired and the borrowing base of the credit agreement was reduced resulting in a write off of unamortized debt issuance costs of approximately $2.8 million, which is included in “Interest expense” in the accompanying Consolidated Statements of Operations and “Other” in the operating activities section of the accompanying Consolidated Statements of Cash Flows for the nine months ended September 30, 2013.

Credit Agreement

Holdings is a party to an amended and restated credit agreement dated March 19, 2013 (the “Holdings Credit Agreement”), which matures on March 19, 2018.  The Holdings Credit Agreement provides for revolving credit loans to be made to Holdings from time to time and letters of credit to be issued from time to time for the account of Holdings or any of its restricted subsidiaries.  The aggregate amount of the commitments of the lenders under the Holdings Credit Agreement is $1.0 billion.  Availability under the Holdings Credit Agreement is subject to a borrowing base, which is redetermined semi-annually and upon requested special redeterminations.

In conjunction with the offering of the Notes in April 2013 as discussed above, the borrowing base under the Holdings Credit Agreement was reduced to $267.5 million.  In May 2013, Holdings amended the Holdings Credit Agreement to, among other things, increase the borrowing base to $320 million.  As of September 30, 2013, the borrowing base was $320 million and there were no outstanding borrowings and no outstanding letters of credit under the Holdings Credit Agreement.  Please see "Note 12. Subsequent Events" for discussion of Athlon's borrowing base redetermination.

Obligations under the Holdings Credit Agreement are secured by a first-priority security interest in substantially all of Holdings’ proved reserves and in the equity interests of its operating subsidiaries.  In addition, obligations under the Holdings Credit Agreement are guaranteed by Athlon and Holdings’ operating subsidiaries.

Loans under the Holdings Credit Agreement are subject to varying rates of interest based on (i) outstanding borrowings in relation to the borrowing base and (ii) whether the loan is a Eurodollar loan or a base rate loan.  Eurodollar loans under the Holdings Credit Agreement bear interest at the Eurodollar rate plus the applicable margin indicated in the following table, and base rate loans under the Holdings Credit Agreement bear interest at the base rate plus the applicable margin indicated in the following table.  Holdings also incurs a quarterly commitment fee on the unused portion of the Holdings Credit Agreement indicated in the following table:

Ratio of Outstanding Borrowings to Borrowing Base	Unused Commitment Fee	Applicable Margin for Eurodollar Loans	Applicable Margin for Base Rate Loans
Less than or equal to .30 to 1	0.375%	1.50%	0.50%
Greater than .30 to 1 but less than or equal to .60 to 1	0.375%	1.75%	0.75%
Greater than .60 to 1 but less than or equal to .80 to 1	0.50%	2.00%	1.00%
Greater than .80 to 1 but less than or equal to .90 to 1	0.50%	2.25%	1.25%
Greater than .90 to 1	0.50%	2.50%	1.50%

The “Eurodollar rate” for any interest period (either one, two, three, or nine months, as selected by Holdings) is the rate equal to the British Bankers Association London Interbank Offered Rate (“LIBOR”) for deposits in dollars for a similar interest period.  The “Base Rate” is calculated as the highest of: (i) the annual rate of interest announced by Bank of America, N.A. as its “prime rate”; (ii) the federal funds effective rate plus 0.5%; or (iii) except during a “LIBOR Unavailability Period”, the Eurodollar rate (for dollar deposits for a one-month term) for such day plus 1.0%.

Any outstanding letters of credit reduce the availability under the Holdings Credit Agreement.  Borrowings under the Holdings Credit Agreement may be repaid from time to time without penalty.

The Holdings Credit Agreement contains covenants including, among others, the following:

•                  a prohibition against incurring debt, subject to permitted exceptions;

•                  a restriction on creating liens on Holdings’ assets and the assets of its operating subsidiaries, subject to permitted exceptions;

•                  restrictions on merging and selling assets outside the ordinary course of business;

•                  restrictions on use of proceeds, investments, transactions with affiliates, or change of principal business;

•                  a requirement that Holdings maintain a ratio of consolidated total debt to EBITDAX (as defined in the Holdings Credit Agreement) of not more than 4.75 to 1.0 (which ratio changes to 4.5 to 1.0 beginning with the quarter ending June 30, 2014); and

•                  a provision limiting commodity derivative contracts to a volume not exceeding 85% of projected production from proved reserves for a period not exceeding 66 months from the date the commodity derivative contract is entered into.

The Holdings Credit Agreement contains customary events of default, including our failure to comply with the financial ratios described above, which would permit the lenders to accelerate the debt if not cured within applicable grace periods.  If an event of default occurs and is continuing, lenders with a majority of the aggregate commitments may require Bank of America, N.A. to declare all amounts outstanding under the Holdings Credit Agreement to be immediately due and payable.

Note 6. Long-Term Debt

Second Lien

        Athlon is a party to a second lien term loan agreement dated September 5, 2012 (the "Second Lien"), which matures on November 21, 2017. The Second Lien provides for term loans to be made to Athlon in the aggregate amount of up to $125 million. At December 31, 2012, there were $125 million outstanding loans under the Second Lien. Athlon used the net proceeds from the Second Lien to reduce outstanding borrowings under its credit agreements.

        Obligations under the Second Lien are secured by a second-priority security interest in substantially all of Athlon's proved reserves and in the equity interests of its operating subsidiaries. In addition, obligations under the Second Lien are fully and unconditionally guaranteed by Athlon's operating subsidiaries.

        Loans under the Second Lien are subject to varying rates of interest based on whether the loan is a Eurodollar loan or a base rate loan. Eurodollar loans under the Second Lien bear interest at the Eurodollar rate plus the applicable margin indicated in the following table, and base rate loans under the Second Lien bear interest at the base rate plus the applicable margin indicated in the following table:

Period	Eurodollar Loans	Base Rate Loans
September 5, 2012 through December 31, 2013	6.50%	5.50%
January 1, 2014 through December 31, 2014	6.75%	5.75%
January 1, 2015 through December 31, 2015	7.00%	6.00%
January 1, 2016 and thereafter	7.25%	6.25%

        The "Eurodollar rate" for any interest period (either one, two, three, or six months, as selected by Athlon) is equal to the British Bankers Association London Interbank Offered Rate ("LIBOR") divided by 1.00 minus the rate prescribed by the Board of Governors of the Federal Reserve System for determining the maximum reserve requirements in respect of Eurocurrency liabilities for a member of the Federal Reserve System in New York City. The "Base Rate" is calculated as the highest of: (1) the annual rate of interest announced by Wells Fargo Bank, N.A. as its "prime rate"; (2) the federal funds effective rate plus 0.5%; or (3) LIBOR plus 1.0%.

        Borrowings under the Second Lien may be repaid from time to time without penalty, except during 2015 in which case there is a 1.0% pre-payment fee.

        The Second Lien contains covenants including, among others, the following:

  •
  a prohibition against incurring debt, subject to permitted exceptions;

  •
  a restriction on creating liens on Athlon's assets and the assets of its operating subsidiaries, subject to permitted exceptions;

  •
  restrictions on merging and selling assets outside the ordinary course of business;

  •
  restrictions on use of proceeds, investments, transactions with affiliates, or change of principal business;

  •
  a provision limiting oil and natural gas swaps to a volume not exceeding the percentages indicated in the following table:

The Months Immediately Following Any Date of Determination	Projected Production from Proved Developed Producing Reserves	Projected Production from Proved Reserves
1st through the 24th month	90%	65%
25th through the 36th month	85%	50%
37th and each succeeding month	85%	0%
  •
  a requirement that Athlon maintain a ratio of consolidated current assets (which includes availability under Athlon's credit agreement) to consolidated current liabilities (which excludes current maturities of long-term debt, non-cash derivative assets and liabilities, and amounts due to Apollo under the Transaction Fee Agreement) of not less than 1.0 to 1.0;

  •
  a requirement that Athlon maintain a ratio of consolidated funded debt to consolidated Adjusted EBITDA (as defined in the Second Lien) of not more than 4.5 to 1.0; and

  •
  a requirement that Athlon maintain a ratio of the most recent present value of total proved reserves discounted at 10% to consolidated funded debt of not less than 1.5 to 1.0.

        As of December 31, 2012, Athlon was in compliance with all covenants of the Second Lien.

        The Second Lien contains customary events of default, which would permit the lenders to accelerate the debt if not cured within applicable grace periods. If an event of default occurs and is continuing, lenders with a majority of the aggregate commitments may require Wells Fargo Energy Capital, Inc. to declare all amounts outstanding under the Second Lien to be immediately due and payable.

Credit Agreements

Athlon SG Credit Agreement

        Athlon SG was a party to a credit agreement dated January 6, 2011 (as amended, the "SG Credit Agreement"), which was scheduled to mature on January 6, 2016. In May 2012, all outstanding borrowings under the SG Credit Agreement were repaid with borrowings under Athlon's credit agreement discussed below and the SG Credit Agreement was terminated.

Athlon FE Credit Agreement

        Athlon FE was a party to a credit agreement dated October 3, 2011 (as amended, the "FE Credit Agreement"), which was scheduled to mature on October 3, 2016. In May 2012, all outstanding borrowings under the FE Credit Agreement were repaid with borrowings under Athlon's credit agreement discussed below and the FE Credit Agreement was terminated.

Athlon Credit Agreement

        Athlon is a party to a credit agreement dated May 21, 2012 (as amended, the "Athlon Credit Agreement"), which matures on May 21, 2017. Upon entering into the Athlon Credit Agreement, all outstanding borrowings under each of the SG Credit Agreement and the FE Credit Agreement were repaid and the agreements were terminated. On September 5, 2012, Athlon amended the Athlon Credit Agreement to, among other things: (1) exclude amounts due to Apollo under the Transaction Fee Agreement from consolidated current liabilities in the calculation of consolidated current ratio; (2) provide for a reduction in the borrowing base of 20% of any amount incurred under the Second Lien in excess of $100 million; (3) waive the current ratio requirement for the quarter ended June 30, 2012; and (4) reaffirm the borrowing base at $245 million.

        The Athlon Credit Agreement provides for revolving credit loans to be made to Athlon from time to time and letters of credit to be issued from time to time for the account of Athlon or any of its restricted subsidiaries. The aggregate amount of the commitments of the lenders under the Athlon Credit Agreement is $700 million. Availability under the Athlon Credit Agreement is subject to a borrowing base, which is redetermined semi-annually and upon requested special redeterminations. On December 31, 2012, the borrowing base was $275 million and there were $237 million of outstanding borrowings, $38 million of borrowing capacity, and no outstanding letters of credit under the Athlon Credit Agreement.

        Athlon incurs a quarterly commitment fee at a rate of 0.5% per year on the unused portion of the Athlon Credit Agreement.

        Obligations under the Athlon Credit Agreement are secured by a first-priority security interest in substantially all of Athlon's proved reserves and in the equity interests of its operating subsidiaries. In addition, obligations under the Athlon Credit Agreement are guaranteed by Athlon's operating subsidiaries.

        Loans under the Athlon Credit Agreement are subject to varying rates of interest based on (1) outstanding borrowings in relation to the borrowing base and (2) whether the loan is a Eurodollar loan or a base rate loan. Eurodollar loans under the Athlon Credit Agreement bear interest at the Eurodollar rate plus the applicable margin indicated in the following table, and base rate loans under the Athlon Credit Agreement bear interest at the base rate plus the applicable margin indicated in the following table:

Ratio of Outstanding Borrowings to Borrowing Base	Applicable Margin for Eurodollar Loans	Applicable Margin for Base Rate Loans
Less than .50 to 1	2.00%	1.00%
Greater than or equal to .50 to 1 but less than .75 to 1	2.25%	1.25%
Greater than or equal to .75 to 1 but less than .90 to 1	2.50%	1.50%
Greater than or equal to .90 to 1	2.75%	1.75%

        The "Eurodollar rate" for any interest period (either one, two, three, or six months, as selected by Athlon) is the rate equal to the LIBOR for deposits in dollars for a similar interest period. The "Base Rate" is calculated as the highest of: (1) the annual rate of interest announced by Bank of America, N.A. as its "prime rate"; (2) the federal funds effective rate plus 0.5%; or (3) except during a "LIBOR Unavailability Period," the Eurodollar rate (for dollar deposits for a one-month term) for such day plus 1.0%.

        Any outstanding letters of credit reduce the availability under the Athlon Credit Agreement. Borrowings under the Athlon Credit Agreement may be repaid from time to time without penalty.

        The Athlon Credit Agreement contains covenants including, among others, the following:

  •
  a prohibition against incurring debt, subject to permitted exceptions;

  •
  a restriction on creating liens on Athlon's assets and the assets of its operating subsidiaries, subject to permitted exceptions;

  •
  restrictions on merging and selling assets outside the ordinary course of business;

  •
  restrictions on use of proceeds, investments, transactions with affiliates, or change of principal business;

  •
  a provision limiting oil and natural gas swaps to a volume not exceeding the percentages indicated in the following table:

The Months Immediately Following Any Date of Determination	Projected Production from Proved Developed Producing Reserves	Projected Production from Proved Reserves
1st through the 24th month	90%	65%
25th through the 36th month	85%	50%
37th and each succeeding month	85%	0%
  •
  a requirement that Athlon maintain a ratio of consolidated current assets (which includes availability under the Athlon Credit Agreement) to consolidated current liabilities (which excludes current maturities of long-term debt, obligations to Apollo arising from the Transaction Fee Agreement, and non-cash derivative assets and liabilities) of not less than 1.0 to 1.0; and

  •
  a requirement that Athlon maintain a ratio of consolidated funded debt to consolidated Adjusted EBITDA (as defined in the Athlon Credit Agreement) of not more than 4.0 to 1.0.

        As of December 31, 2012, Athlon was in compliance with all covenants of the Athlon Credit Agreement.

        The Athlon Credit Agreement contains customary events of default, which would permit the lenders to accelerate the debt if not cured within applicable grace periods. If an event of default occurs and is continuing, lenders with a majority of the aggregate commitments may require Bank of America, N.A. to declare all amounts outstanding under the Athlon Credit Agreement to be immediately due and payable.

Long-Term Debt Maturities

        The following table shows Athlon's long-term debt maturities as of December 31, 2012:

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
	(in thousands)
Athlon Credit Agreement	$237,000	$—	$—	$—	$—	$237,000	$—
Second Lien	125,000	—	—	—	—	125,000	—

Total	$362,000	$—	$—	$—	$—	$362,000	$—

        During 2012 and 2011, the weighted-average interest rate for total indebtedness was 4.3% and 3.8%, respectively.